FT Energy Income Partners Enhanced Income ETF Annual Fund Operating Expenses - FT Energy Income Partners Enhanced Income ETF - FT Energy Income Partners Enhanced Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.